SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating lease liabilities	$ 144,901	$ 42,574
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2024	1,120
2025	840
Total future minimum lease payments	1,960
Less: imputed interest	(87)
Total operating lease liabilities	1,873
Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2024	46,487
2025	52,716
2026	38,314
2027	10,589
Total future minimum lease payments	148,106
Less: imputed interest	5,078
Total operating lease liabilities	$ 143,028